Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Revenues by Payor Type

A summary of revenues by payor type follows (in thousands):

	Year ended December 31,
	2014	2013	2012
Medicare	$2,087,261	$1,990,736	$2,022,835
Medicaid	601,645	541,614	526,342
Medicare Advantage	374,431	363,520	348,112
Medicaid Managed	127,707	83,347	84,680
Other	2,051,812	1,999,173	2,008,755
	5,242,856	4,978,390	4,990,724
Eliminations	(215,257)	(203,155)	(197,382)
	$5,027,599	$4,775,235	$4,793,342

Summary of Goodwill by Reporting Unit

A summary of goodwill by reporting unit follows (in thousands):

	Hospitals		Home health	Hospice		Hospital rehabilitation services		RehabCare		Nursing		Total
Balances, December 31, 2012		$747,065	$99,317		$26,865		$168,019	$	−	$	−	$1,041,266
Acquisitions		2,546	89,605		105		5,315		−		−	97,571
Dispositions (See Note 4)		(70,131)	−		−		−		−		−	(70,131)
Impairment charges		−	(76,082)		−		−		−		−	(76,082)
Other (1)		−	(462)		(60)		−		−		−	(522)
Balances, December 31, 2013		679,480	112,378		26,910		173,334		−		−	992,102
Acquisitions		−	983		−		−		−		−	983
Other (1)		−	4,228		−		284		−		−	4,512
Balances, December 31, 2014		$679,480	$117,589		$26,910		$173,618	$	−	$	−	$997,597
Accumulated impairment charges:
December 31, 2013	$	−	$(76,082)	$	−	$	−		$(153,898)		$(6,080)	$(236,060)
December 31, 2014	$	−	$(76,082)	$	−	$	−		$(153,898)		$(6,080)	$(236,060)

Estimated Annual Amortization Expense	The estimated annual amortization expense for the next five years for intangible assets at December 31, 2014 follows (in thousands):
2015	$20,025
2016	17,651
2017	15,809
2018	15,087
2019	15,067

Summary of Intangible Assets

A summary of intangible assets at December 31 follows (in thousands):

	2014					2013
	Cost	Accumulated amortization		Carrying value	Weighted average life	Cost	Accumulated amortization		Carrying value	Weighted average life
Non-current:
Trade names (indefinite life)	$115,400	$	−	$115,400		$115,400	$	−	$115,400
Medicare certifications (indefinite life)	91,244		−	91,244		94,407		−	94,407
Certificates of need (indefinite life)	28,757		−	28,757		26,167		−	26,167
Non-compete agreements	3,277		(1,963)	1,314	4 years	5,496		(2,969)	2,527	3 years
Leasehold interests	370		(257)	113	6 years	370		(195)	175	6 years
Trade names	28,334		(12,928)	15,406	8 years	29,434		(9,384)	20,050	8 years
Customer relationship assets	201,361		(52,895)	148,466	14 years	204,240		(39,663)	164,577	14 years
	$468,743		$(68,043)	$400,700		$475,514		$(52,211)	$423,303